UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:                            Crestwood Capital Management, L.P.
Address:                         599 Lexington Avenue, 39th Floor
                                 New York, NY  10022

Form 13F File Number: 28-13559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and com-plete, and that it is understood that all required items, statements, sched-ules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Kuchler
Title:    Chief Operating Officer
Phone:    212-612-3040

Signature, Place, and Date of Signing

Michael R. Kuchler                New York, NY              August 13, 2010
-------------------               ------------             ------------------
[Signature]                       [City, State]                  [Date]

Report Type (Check only one.):
[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       45

Form 13F Information Table Value Total:  274,701
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F REPORT:  (6/30/10) CRESTWOOD CAPITAL MANAGEMENT, LP

                                                       VALUE x  SHRS OR    SH /  PUT / INVESTMENT    OTHER   VOTING AUTHORITY
            ISSUER                 TYPE        CUSIP    1000    PRN AMT    PRN   CALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
 ----------------------------- -------------- -------- -------- --------    ---   ---- ----------   --------  ------- ------   ----
ABERCROMBIE & FITCH CO         COMMON STOCK      2896207         9453    308000   SH            SOLE       NONE      308000
AIR PRODUCTS & CHEMICALS INC   COMMON STOCK      9158106         2566     39600   SH            SOLE       NONE       39600
AIRGAS INC                     COMMON STOCK      9363102         4105     66000   SH            SOLE       NONE       66000
AMERICAN TOWER CORP            COMMON STOCK     29912201        18112    407000   SH            SOLE       NONE      407000
COGENT COMM GROUP INC          COMMON STOCK     19239V302         227     30000   SH            SOLE       NONE       30000
COINSTAR INC                   COMMON STOCK     19259P300        3309     77000   SH            SOLE       NONE       77000
DOUGLAS DYNAMICS INC           COMMON STOCK     25960R105         368     32000   SH            SOLE       NONE       32000
HHGREGG INC                    COMMON STOCK     42833L108       11543    495000   SH            SOLE       NONE      495000
HURON CONSULTING GROUP INC     COMMON STOCK     447462102        2135    110000   SH            SOLE       NONE      110000
INFORMATION SERVICES GR        COMMON STOCK     45675Y104        1100    550000   SH            SOLE       NONE      550000
INFORMATION SERVICES GR           WARRANT       45675Y112           2    750000   SH            SOLE       NONE      750000
INTL GAME TECHNOLOGY           COMMON STOCK     459902102        4318    275000   SH            SOLE       NONE      275000
LDK SOLAR CO LTD                CONVERTIBLE     50183LAB3        3386   4300000  PRN            SOLE       NONE     4300000
LUMBER LIQUIDATORS HOLDINGS    COMMON STOCK     55003T107        5774    247500   SH            SOLE       NONE      247500
MASTERCARD INC                 COMMON STOCK     57636Q104        3951     19800   SH            SOLE       NONE       19800
MCGRAW-HILL COMPANIES INC      COMMON STOCK     580645109        9286    330000   SH            SOLE       NONE      330000
MOODY'S CORP                   COMMON STOCK     615369105        8765    440000   SH            SOLE       NONE      440000
MSCI INC                       COMMON STOCK     55354G100       18084    660000   SH            SOLE       NONE      660000
NII HOLDINGS INC               COMMON STOCK     62913F201        5724    176000   SH            SOLE       NONE      176000
NII HOLDINGS INC                CONVERTIBLE     62913FAJ1        9048   9600000  PRN            SOLE       NONE     9600000
OMNICARE INC                   COMMON STOCK     681904108        8212    346500   SH            SOLE       NONE      346500
O'REILLY AUTOMOTIVE INC        COMMON STOCK     686091109        7847    165000   SH            SOLE       NONE      165000
QUANTA SERVICES INC            COMMON STOCK     74762EAE2        3407    165000   SH            SOLE       NONE      165000
RESEARCH IN MOTION             COMMON STOCK     760975102        2980     60500   SH            SOLE       NONE       60500
SAVVIS INC                     COMMON STOCK     805423308        9735    660000   SH            SOLE       NONE      660000
SAVVIS INC                      CONVERTIBLE     805423AA8        7958   8500000  PRN            SOLE       NONE     8500000
SBA COMMUNICATIONS CORP        COMMON STOCK     78388J106        4863    143000   SH            SOLE       NONE      143000
SCHWAB (CHARLES) CORP          COMMON STOCK     808513105        2730    192500   SH            SOLE       NONE      192500
SINA CORP                      COMMON STOCK     G81477104        6400    181500   SH            SOLE       NONE      181500
SMARTHEAT INC                  COMMON STOCK     83172F104        1821    319000   SH            SOLE       NONE      319000
SOLARFUN POWER HOLDINGS             ADR         83415U108        1340    198000   SH            SOLE       NONE      198000
SOLARFUN POWER HOLDINGS         CONVERTIBLE     83415UAB4        3101   5500000  PRN            SOLE       NONE     5500000
SPIRIT AEROSYSTEMS HOLD        COMMON STOCK     848574109        3355    176000   SH            SOLE       NONE      176000
SUNPOWER CORP                  COMMON STOCK     867652307         428     39600   SH            SOLE       NONE       39600
SUNTECH POWER HLDGS CO          CONVERTIBLE     86800CAE4        5334   7100000  PRN            SOLE       NONE     7100000
TELEKOMUNIK INDONESIA               ADR         715684106        2396     70000   SH            SOLE       NONE       70000
TELMEX INTERNACIONAL                ADR         879690105        3550    200000   SH            SOLE       NONE      200000
TRACTOR SUPPLY COMPANY         COMMON STOCK     892356106        5365     88000   SH            SOLE       NONE       88000
TRANSDIGM GROUP INC            COMMON STOCK     893641100        8981    176000   SH            SOLE       NONE      176000
TRINA SOLAR LTD                     ADR         89628E104        3326    192500   SH            SOLE       NONE      192500
TRINA SOLAR LTD                 CONVERTIBLE     89628EAA2        7253   6000000  PRN            SOLE       NONE     6000000
TRIUMPH GROUP INC              COMMON STOCK     896818101        8062    121000   SH            SOLE       NONE      121000
URBAN OUTFITTERS INC           COMMON STOCK     917047102       11916    346500   SH            SOLE       NONE      346500
VISTAPRINT NV                  COMMON STOCK     N93540107       18284    385000   SH            SOLE       NONE      385000
WELLPOINT INC                  COMMON STOCK     94973V107       14801    302500   SH            SOLE       NONE      302500